PIMCO Funds

Supplement Dated February 29, 2016 to the

Bond Funds Prospectus dated July 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the

PIMCO Extended Duration Fund, PIMCO Long Duration Total Return Fund and

PIMCO Long-Term U.S. Government Fund (the “Funds”)

Effective immediately, the PIMCO Extended Duration Fund is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Extended Duration Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Messrs. Cudzil and Thimons have managed the Fund since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, the PIMCO Long Duration Total Return Fund is jointly managed by Stephen Rodosky, Michael Cudzil and Mohit Mittal. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Long Duration Total Return Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Mohit Mittal. Messrs. Rodosky and Mittal are Managing Directors of PIMCO, and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Messrs. Cudzil and Mittal have managed the Fund since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, the PIMCO Long-Term U.S. Government Fund is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the PIMCO Long-Term U.S. Government Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons. Messrs. Rodosky and Thimons are Managing Directors of PIMCO and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Messrs. Cudzil and Thimons have managed the Fund since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Extended Duration	Michael Cudzil	2/16	Executive Vice President, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO GNMA		1/13
PIMCO Long Duration Total Return		2/16
PIMCO Long-Term U.S. Government Fund		2/16
PIMCO Mortgage-Backed Securities		1/13

PIMCO Long Duration Total Return	Mohit Mittal	2/16

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO Extended Duration	Stephen Rodosky	7/07	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.
PIMCO Long Duration Total Return		7/07
PIMCO Long-Term U.S. Government		7/07

PIMCO Extended Duration	Josh Thimons	2/16

Managing Director, PIMCO. Mr. Thimons focuses on interest rate derivatives. Prior to joining PIMCO in 2010, he was a managing director for the Royal Bank of Scotland, where he managed an interest rate proprietary trading group in Chicago. Previously, he was a senior vice president in portfolio management for Citadel Investment Group, focusing on interest rate and volatility trading. Prior to this, he was a director for Merrill Lynch Capital Services, managing an over-the-counter interest rate options market making desk. He has 17 years of investment experience and holds an undergraduate degree and an MBA from the Wharton School of the University of Pennsylvania.

PIMCO Long-Term U.S. Government		2/16

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated February 29, 2016 to the

Equity-Related Strategy Funds Prospectus dated July 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO StocksPLUS® Long Duration Fund (the “Fund”)

Effective immediately, the Fund is jointly managed by Stephen Rodosky, Mohit Mittal and Michael Cudzil. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Stephen Rodosky, Mohit Mittal and Michael Cudzil. Messrs. Rodosky and Mittal are Managing Directors of PIMCO, and Mr. Cudzil is an Executive Vice President of PIMCO. Mr. Rodosky has managed the Fund since its inception in August 2007. Messrs. Mittal and Cudzil have managed the Fund since February 2016. Effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to the Fund after such temporary leave of absence.

In addition, effective immediately, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO StocksPLUS® Long Duration Fund	Michael Cudzil	2/16	Executive Vice President, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.
PIMCO StocksPLUS® Long Duration Fund	Mohit Mittal	2/16

Managing Director, PIMCO. He manages investment grade credit, total return and unconstrained bond portfolios and is a member of the Americas Portfolio Committee. Previously, he was a specialist on PIMCO’s interest rates and derivatives desk. Mr. Mittal joined PIMCO in 2007 and holds an MBA in finance from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO StocksPLUS® Long Duration Fund	Stephen Rodosky	8/07†	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

†	Inception of the Fund

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated February 29, 2016 to the

Statement of Additional Information dated July 31, 2015, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Extended Duration Fund,

PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund and

PIMCO StocksPLUS® Long Duration Fund (each, a “Fund”)

Effective immediately, the PIMCO Extended Duration Fund is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons; the PIMCO Long Duration Total Return Fund is jointly managed by Stephen Rodosky, Michael Cudzil and Mohit Mittal; the PIMCO Long-Term U.S. Government Fund is jointly managed by Stephen Rodosky, Michael Cudzil and Josh Thimons; and the PIMCO StocksPLUS® Long Duration Fund is jointly managed by Stephen Rodosky, Mohit Mittal and Michael Cudzil. Additionally, effective March 1, 2016, Mr. Rodosky has requested a temporary leave of absence and is currently expected to return to his duties with respect to each Fund after such temporary leave of absence.

Therefore, effective immediately, corresponding changes are made in the tables and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

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